Financial risk management - Liquidity risk (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-derivative financial liabilities
Lease liabilities	£ (899)	£ (974)
Less than 1 year
Non-derivative financial liabilities
Lease liabilities	(114)	(132)
Liquidity risk
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(31,408)	(29,647)
Interest payments on borrowings	(14,314)	(14,231)
Lease liabilities	(915)	(974)
Other non-interest-bearing liabilities	(3,557)	(3,467)
Contingent consideration	(64)	(96)
Derivative financial assets
Financial liabilities	(50,681)	(48,679)
Liquidity risk | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	5,710	5,877
Liquidity risk | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(4,850)	(4,651)
Liquidity risk | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	27	22
Liquidity risk | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(27)	(21)
Liquidity risk | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	9,299	7,953
Liquidity risk | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(10,462)	(9,248)
Liquidity risk | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	12	6
Liquidity risk | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(132)	(202)
Liquidity risk | Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,350)	(3,672)
Interest payments on borrowings	(810)	(765)
Lease liabilities	(118)	(132)
Other non-interest-bearing liabilities	(3,207)	(3,149)
Contingent consideration	(40)	(32)
Derivative financial assets
Financial liabilities	(7,260)	(7,998)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	2,162	2,469
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,700)	(2,271)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	21	20
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(21)	(21)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	3,773	2,249
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(3,899)	(2,582)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	12	4
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(83)	(116)
Liquidity risk | In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(1,690)	(2,150)
Interest payments on borrowings	(755)	(750)
Lease liabilities	(108)	(114)
Other non-interest-bearing liabilities	(350)	(318)
Contingent consideration	(24)	(16)
Derivative financial assets
Financial liabilities	(2,986)	(3,009)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	926	1,063
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(834)	(527)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	4	1
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(4)	0
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	749	986
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(877)	(1,136)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	2
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(23)	(50)
Liquidity risk | In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(806)	(1,611)
Interest payments on borrowings	(731)	(714)
Lease liabilities	(90)	(99)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	(32)
Derivative financial assets
Financial liabilities	(1,671)	(2,539)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	833	570
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(780)	(375)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	1	1
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(2)	0
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	451	1,208
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(533)	(1,463)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(14)	(24)
Liquidity risk | More than 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(25,562)	(22,214)
Interest payments on borrowings	(12,018)	(12,002)
Lease liabilities	(599)	(629)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	(16)
Derivative financial assets
Financial liabilities	(38,764)	(35,133)
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,789	1,775
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,536)	(1,478)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	1	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	4,326	3,510
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(5,153)	(4,067)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	£ (12)	£ (12)